Cash and Short-Term Deposits	12 Months Ended
Dec. 31, 2024
Cash and Short-Term Deposits [Abstract]
Cash and Short-Term Deposits
12	CASH AND SHORT-TERM DEPOSITS

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Cash	823,524	474,716	106,191
Pledged Deposits	1,136,256	1,179,430	263,831
Total	1,959,780	1,654,146	370,022

Pledged deposits are fixed deposit pledged to banks with maturity less than one year to secure overdraft facilities.

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Cash and short-term deposits	1,959,780	1,654,146	370,022
Pledged Deposits	(1,136,256)	(1,179,430)	(263,831)
Bank Overdraft	(1,064,530)	(104,587)	(23,395)
Total	(241,006)	370,129	82,796